Note 2 - Cost of Sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Inventories		$ 2,524,341	$ 2,368,304	$ 1,563,889	$ 1,843,467
Raw materials, energy, consumables and other		3,400,396	2,794,503	1,528,532
Services and fees		275,130	244,035	199,210
Labor cost		855,040	778,408	658,975
Depreciation of property, plant and equipment		432,497	383,490	376,965
Amortization of intangible assets		8,220	18,621	27,244
Maintenance expenses		185,782	183,370	122,553
Allowance for obsolescence		25,457	(12,917)	32,765
Taxes		133,308	18,542	16,693
Other		119,507	88,823	89,575
		5,435,337	4,496,875	3,052,512
Less: Inventories at the end of the year (*)	[1]	(2,524,341)	(2,368,304)	(1,593,708)
From discontinued operations			(7,403)	(136,587)
		$ 5,279,300	$ 3,685,057	$ 3,165,684

[1]	Inventories as of December 31, 2016 include $ 29.8 million related to discontinued operations.